Equity (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Equity [Abstract]
Schedule of activity warrants outstanding
		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2019	2,334,937	$8.12	4.31
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, May 31, 2020	2,334,937	$8.12	3.55

			Weighted
	Number of	Weighted Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2017	240,917	$8.00	4.83
Granted	254,389	12.64	5.00
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, August 31, 2018	495,306	$10.40	4.23
Granted	1,839,575	7.46	3.23
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, August 31, 2019	2,334,881	$8.15	4.14

Schedule of stock options assumptions

	Nine Months Ended	Year Ended
	May 31,	August 31,
	2020	2019
Expected term	4.34 - 5 years	5 years
Expected average volatility	155%	158%
Expected dividend yield	—	—
Risk-free interest rate	1.66% - 1.67%	1.40 - 1.78%

Schedule of assumptions to value the stock options

	Year Ended	Year Ended
	August 31,	August 31,
	2019	2018
Expected term	5 years	10 years
Expected average volatility	158%	170%
Expected dividend yield	—	—
Risk-free interest rate	1.40%	2.87%

Name	Number of Shares	Exercise Price	Vesting Commencement Date	Expiration Date	Vesting Schedule
Saoirse O’Sullivan	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
R. Martin Emanuele, Ph.D.	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
Andy Yates, Ph.D.	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
Steven D. Reich, M.D.	12,500	$10.8	April 1, 2018	August 17, 2028	(2)
Rob Prince	2,500	$3.12	July 18, 2019	July 18, 2029	100% vested
Gregory D. Gorgas	75,000	$1.99	August 29, 2019	August 29, 2029	(3)
Connie Matsui	26,500	$1.99	August 29, 2019	August 29, 2029	(4)
Douglas Blayney, MD	18,000	$1.99	August 29, 2019	August 29, 2029	(4)
Georgia Erbez	22,250	$1.99	August 29, 2019	August 29, 2029	(4)
R. Martin Emanuele, PhD	17,500	$1.99	August 29, 2019	August 29, 2029	(4)
Steven Kelly	22,250	$1.99	August 29, 2019	August 29, 2029	(4)
Total option grants:	234,000
_________

(1)

Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.

(2)

The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 60, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.

(3)

The shares subject to this option award will vest, subject to Mr. Gorgas’ continued service through the applicable vesting date, ratably over 48 months starting on August 29, 2019, such that the option will be fully vested on August 29, 2023.

(4)

One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of

One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of

One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of

One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of

Schedule of stock option activity
	Options Outstanding
	Number of	Weighted Average	Weighted Average
	Options	Exercise Price	Remaining life
			(years)
Outstanding, August 31, 2019	234,000	$3.88	$9.78
Granted	74,000	2.48	10.00
Exercised	—	—	—
Forfeited/canceled	(26,166)	$3.31	$9.10
Outstanding, May 31, 2020	281,834	$3.57	$9.15

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)

Outstanding, August 31, 2017	—	$—	$—
Granted	50,000	10.80	10.0
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, August 31, 2018	50,000	$10.80	$9.97
Granted	184,000	2.01	10.0
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, August 31, 2019	234,000	$3.88	$9.78

Schedule of exercisable stock options outstanding
Options Outstanding			Options Exercisable
Number	Weighted Average	Weighted	Number	Weighted
of	Remaining	Average	of	Average
Options	Contractual life (in years)	Exercise Price	Shares	Exercise Price
46,084	8.22	$10.80	30,244	$10.80
2,500	9.14	$3.12	2,500	$3.12
159,250	9.25	$1.99	98,317	$1.99
50,000	9.52	$2.65	6,250	$2.65
24,000	9.54	$2.12	2,500	$2.12
281,834	9.15	3.57	139,811	3.95

Options Outstanding			Options Exercisable
Number of Options	Weighted Average Remaining	Weighted Average	Number of	Weighted Average
	Contractual life (in years)	Exercise Price	Shares	Exercise Price
50,000	8.97	$10.80	21,700	$10.80
2,500	9.89	$3.12	2,500	$3.12
181,500	10.00	$1.99	—	$—